Intangible Assets, Net - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-term Franchise Agreements and Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period of acquired intangible assets	25 years	28 years 10 months 24 days
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period of acquired intangible assets	11 years 6 months	11 years 6 months
Permits and Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period of acquired intangible assets	40 years	40 years